Taxation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Geographical areas
Income tax	R 930	R 5,846	R 6,633
Deferred tax	(27,069)	(2,689)
Total tax expense (income)	(26,139)	3,157	5,558
South Africa
Geographical areas
Normal tax	2,140	3,206	4,035
current year	2,542	3,804	4,689
prior years	(402)	(598)	(654)
Dividend withholding tax	2		68
Deferred tax	(9,073)	2,086	(414)
current year	(9,473)	2,069	(545)
prior years	400	17	131
Total tax expense (income)	(7,134)	5,285	3,994
Foreign Countries
Geographical areas
Normal tax	(1,212)	2,640	2,530
current year	2,242	2,544	3,035
prior years	(3,454)	96	(505)
Deferred tax	(17,996)	(4,775)	(661)
current year	(20,375)	(4,831)	(874)
prior years	2,375	55	485
recognition of previously unrecognised deferred tax assets			(49)
tax rate change	4	1	(223)
Rest of Africa
Geographical areas
Total tax expense (income)	1,263	1,465	854
Europe
Geographical areas
Total tax expense (income)	128	1,276	1,649
US
Geographical areas
Total tax expense (income)	(20,337)	(4,913)	(1,032)
Other Country
Geographical areas
Total tax expense (income)	R (59)	R 44	R 93